Fair value of financial instruments (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Unrealized exchange (loss) gain	$ 419	$ 18	$ 429
Level 3 [Member]
Ifrs Statement [Line Items]
Balance, beginning of the period	11,436	11,915
Disposal	(200)	(152)
Unrealized exchange (loss) gain	662	(201)
Realized loss on investment portfolio	(120)	(508)
Unrealized gain (loss) on investment portfolio	213	382
Balance, end of the period	$ 11,991	$ 11,436	$ 11,915